Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2021

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2021
2	Collection Period	11/1/2021	11/30/2021	30
3	Monthly Interest Period-Actual	11/15/2021	12/14/2021	30
4	Monthly Interest - Scheduled	11/15/2021	12/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	100,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	198,300,000.00	-	-	-	-	-	0.0000000
7	Class A-2b Notes	100,000,000.00	-	-	-	-	-	0.0000000
8	Class A-3 Notes	278,300,000.00	121,165,988.59	-	-	33,714,196.02	87,451,792.57	0.3142357
9	Class A-4 Notes	81,430,000.00	81,430,000.00	-	-	-	81,430,000.00	1.0000000
10	Total Class A Notes	758,030,000.00	202,595,988.59	-	-	33,714,196.02	168,881,792.57
11	Class B Notes	40,500,000.00	40,500,000.00	-	-	-	40,500,000.00	1.0000000

12	Total Notes	$798,530,000.00	243,095,988.59	$0.00	$0.00	$33,714,196.02	209,381,792.57

	Overcollateralization
13	Exchange Note	55,808,444.14	23,319,780.82				21,296,929.06
14	Series 2019-B Notes	75,802,291.54	122,247,244.31				124,270,096.07

15	Total Overcollateralization	131,610,735.68	145,567,025.13				145,567,025.13
16	Total Target Overcollateralization	$145,567,025.13	145,567,025.13				145,567,025.13

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		2.15103%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		2.05000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.08950%	0.34950%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		2.03000%	204,972.46	0.7365162	33,714,196.02	121.1433562	0.00
21	Class A-4 Notes		2.07000%	140,466.75	1.7250000	0.00	0.0000000	0.00
22	Total Class A Notes			345,439.21	0.4557065	33,714,196.02	44.4760709	0.00
23	Class B Notes		2.13000%	71,887.50	1.7750000	0.00	0.0000000	0.00

24	Totals			417,326.71	0.5226187	33,714,196.02	42.2203249	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	874,332,291.54	365,343,232.90	333,651,888.64

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	6.85%	6.85%
27	Aggregate Securitization Value	930,140,735.68	354,948,817.70
28	Aggregate Base Residual Value (Not Discounted)	671,102,471.35	336,192,997.61

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	993	2,734,307.99
30	Turn-in Ratio on Scheduled Terminations			5.14%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	19,854	388,663,013.72
32	Depreciation/Payments		(4,296,044.08)
33	Gross Credit Losses	(16)	(273,303.54)
34	Early Terminations — Regular	(4)	(74,336.91)
35	Scheduled Terminations — Returned	(8)	(116,073.32)
36	Payoff Units & Lease Reversals	(1,557)	(28,954,438.17)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	18,269	354,948,817.70

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2021

C.	SERVICING FEE

39	Servicing Fee Due	323,885.84

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(25,154.73)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,650,703.68
43	Beginning Reserve Account Balance	4,650,703.68
44	Ending Reserve Account Balance	4,650,703.68

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	18,064	99.06%	350,536,650.10
46	31 - 60 Days Delinquent	134	0.74%	2,923,891.87
47	61 - 90 Days Delinquent	31	0.17%	732,414.55
48	91 -120 Days Delinquent	6	0.03%	133,601.61
49	121+ Days Delinquent	-	-	-

50	Total	18,235	100.00%	354,326,558.13

51	Total 61+ Delinquent as % End of Period Securitization Value	0.24%
52	Delinquency Trigger Occurred	NO

53	Prepayment Speed (1 Month)	1.93%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	12	190,410.23
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(357,204.81)
56	Less: Excess Wear and Tear Received in Current Period		(5,585.21)
57	Less: Excess Mileage Received in Current Period		(3,852.93)

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(176,232.72)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.54%
60	Prior Period Net Residual Losses/(Gains) Ratio		-0.70%
61	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.75%
62	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.61%
63	Four Month Average		-0.65%

64	Beginning Cumulative Net Residual Losses/(Gains)		(3,784,347.15)
65	Current Period Net Residual Losses/(Gains)		(176,232.72)

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(3,960,579.87)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.43%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	16	273,303.54
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(399,581.04)

70	Current Period Net Credit Losses/(Gains)		(126,277.50)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		-0.39%
72	Prior Period Net Credit Losses/(Gains) Ratio		-0.08%
73	Second Prior Period Net Credit Losses/(Gains) Ratio		0.25%
74	Third Prior Period Net Credit Losses/(Gains) Ratio		-0.16%
75	Four Month Average		-0.10%

76	Beginning Cumulative Net Credit Losses/(Gains)		4,276,003.37
77	Current Period Net Credit Losses/(Gains)		(126,277.50)

78	Ending Cumulative Net Credit Losses/(Gains)		4,149,725.87

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.45%

World Omni Automobile Lease Securitization Trust 2019-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	6,681,114.33
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	245,663.56
82	Liquidation Proceeds, Recoveries & Expenses	399,581.04
83	Insurance Proceeds	-
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	120,979.39
85	Payoff Payments	33,664,810.33
86	All Other Payments Received	-

87	Collected Amounts	41,112,148.65

88	Investment Earnings on Collection Account	718.05

89	Total Collected Amounts - Available for Distribution	41,112,866.70

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	323,885.84
91	Interest on the Exchange Note - to the Trust Collection Account	648,484.24
92	Principal on the Exchange Note - to the Trust Collection Account	31,691,344.26
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	6,965,149.68
94	Remaining Funds Payable to Trust Collection Account	1,484,002.68

95	Total Distributions	41,112,866.70

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	40,788,980.86

97	Investment Earnings on Reserve Account	99.76

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	40,789,080.62

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	16,194.29
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	345,439.21
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	71,887.50
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	33,714,196.02
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificateholders	6,641,363.60

110	Total Distributions	40,789,080.62

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2019-B, and (ii) the residual interest in the 2019-B Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2019-B Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.